BUSINESS ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Business Organization And Nature Of Operations
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Genius Group Limited ( “GG”) is an AI-powered entrepreneur education group, with a mission to disrupt the current education model with a student-centered, life-long learning curriculum that prepares students with the leadership, entrepreneurial and life skills to succeed in today’s market. We are powering the exponential ecosystems of tomorrow for entrepreneurs, enterprises, governments and students through AI education and acceleration. The Company holds digital asset portfolio is mainly comprised of cryptocurrency, Bitcoin.

The Company operates through its principal subsidiaries, including GeniusU Ltd (“GU”), Property Investors Network Limited (“PIN”), Education Angels (“EA”), Pro Education (“Pro Ed”), Entrepreneur Resorts Pte Ltd (“ERPL”), Tau Game Lodge (“Tau”), Matla Game Lodge (“Matla”), Vision Villas (“VV”) and Genius Café (“GC”).

The entities Pro Education (“Pro Ed”), Entrepreneur Resorts Pte Ltd (“ERPL”), Tau Game Lodge (“Tau”), Matla Game Lodge (“Matla”), Vision Villas (“VV”), and Genius Café (“GC”) were acquired in 2025.

The Company also operates through its subsidiary Revealed Films (“RF”) and University of Antelope Valley (“UAV”) which is currently being restructured.

E-Squared Education Enterprises (“ESQ”) ceased all operations in December 2024 and is currently subject to liquidation proceedings in South Africa. As such, the Group has lost controls over ESQ due to commencement of liquidation proceedings and therefore, ESQ was de-recognised from the consolidated balance sheet since financial year ended 31 Dec 2025 and numbers for the previous years have been classified within discontinued operations.

The Company owns 100% of its subsidiaries, except for a 96.6% ownership interest in GeniusU Ltd and 51% ownership interest in Pro Education (“Pro Ed”).

GeniusU Ltd (“GU”) is a Singapore-incorporated company that provides a full entrepreneur education system, business development tools and management consultancy services to entrepreneurs through its GeniusU Edtech platform.

Property Investors Network (“PIN”) (F.K.A: Mastermind Principles Limited) is a United Kingdom private limited company that provides property investment education through its city chapters and monthly events held both virtually and in-person across England.

Education Angels (“EA”) is a New Zealand-incorporated company that generates revenue from parents of young children aged 0 to 5 years by providing early childhood education and care through trained educators. EA is required to be approved by and remain in compliance with the New Zealand Ministry of Education (“MOE”) in order to operate and receive government funding. EA is approved by the MOE, and approximately 50% of educator fees are funded by the New Zealand Government.

Pro Education (“Pro Ed”) refers to Yayasan ProEducation International Center and PT Proeducation Indonesia, educational entities incorporated in Indonesia. Pro Ed operates early learning, primary and middle school campuses in Bali, Indonesia through its Yayasan and PT entities, providing formal school-based education. Genius Group acquired a 51% controlling interest in Pro Ed on November 5, 2025.

Entrepreneur Resorts Pte Ltd (“ERPL”) is a Singapore-incorporated entity that serves as the holding and management company for the Group’s hospitality assets and Resort group has following entities - Tau Game Lodge, Matla Game Lodge, Vision Villa Resort and Genius café.

Tau Game Lodge is a South Africa-based luxury safari lodge operating a 30-room lodge within the Madikwe Game Reserve.

Matla Game Lodge is a 7-room high-end private lodge neighboring Tau, also located within the Madikwe Game Reserve, South Africa.

Vision Villa Resort is a 15-room spa resort located in Bali, Indonesia, offering villa-style accommodation and related hospitality services.

Genius Café is a beach club and café located in Bali, Indonesia, providing food and beverage services to walk-in customers, event-based gatherings and Group-related programs.

Revealed Films (“RF”) is a United States-based media production company specializing in multi-part documentary series covering topics such as wealth building, health and nutrition, medical issues, religion and political matters.

University of Antelope Valley (“UAV”) was an accredited university operating from a 10-acre campus in Lancaster, California, United States. UAV is currently in the process of closure

E-Squared Education Enterprises (“ESQ”) operated as an entrepreneur education campus in South Africa, providing programs ranging from pre-primary and primary school through secondary school and vocational college. ESQ ceased all operations in December 2024 and is currently subject to liquidation proceedings in South Africa. As such, its accounts have not been consolidated for the year ended December 31, 2025 and numbers for prior years have been classified within discontinued operations.

The three regions the Group operates in are: APAC (Asia Pacific, North Asia, and Australia); EMEA (Europe, Middle East, and Africa); and NASA (North America and South America).